Convertible Loans (Details)		6 Months Ended
	Apr. 30, 2026 USD ($) $ / shares shares	Apr. 30, 2026 USD ($) shares	Apr. 15, 2026 $ / shares	Feb. 09, 2026 $ / shares	Feb. 03, 2026 USD ($)	Nov. 30, 2025 USD ($) shares	Sep. 17, 2025 USD ($)
Convertible Loans [Line Items]
Aggregate purchase price					$ 4,545,000
Percentage of subscription amount							90.00%
Number of common shares (in Shares) | shares		767,835
Conversion of common shares (in Shares) | shares	21,858	21,858
CLA Investors [Member]
Convertible Loans [Line Items]
Promissory notes aggregate principal amount	$ 10,000,000	$ 10,000,000
Aggregate purchase price	9,000,000	9,000,000
Subscription amount	8,150,000
Share Purchase Agreement [Member] | CLA Investors [Member]
Convertible Loans [Line Items]
Third parties							2
Promissory notes aggregate principal amount							$ 2,500,000
Promissory Notes [Member]
Convertible Loans [Line Items]
Promissory notes aggregate principal amount	$ 8,150,000	$ 8,150,000
Aggregate purchase price							$ 2,250,000
Percentage of subscription amount	90.00%	90.00%
Conversion of common shares (in Shares) | shares	802,622	802,622
Promissory Notes [Member] | CLA Investors [Member]
Convertible Loans [Line Items]
Promissory notes was converted into common shares (in Shares) | shares						10,791
Aggregate principal amount					$ 5,050,000
Number of common shares (in Shares) | shares		5,050,000
Floor price (in Dollars per share) | $ / shares			$ 6	$ 12.5
Second Initial Promissory Notes [Member] | CLA Investors [Member]
Convertible Loans [Line Items]
Promissory notes aggregate principal amount						$ 1,810,535
April 2023 Warrants [Member]
Convertible Loans [Line Items]
Exercise price of common shares (in Dollars per share) | $ / shares	$ 6
First and Second Initial Promissory Notes [Member]
Convertible Loans [Line Items]
Finance expense		$ 555,469
April 2023 Warrants [Member]
Convertible Loans [Line Items]
Number of common shares (in Shares) | shares	370,033